11. INCOME TAXES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Deferred income tax assets:
Provision for credit losses	$ 4,676	$ 2,451
Accrued liabilities	3,704	2,785
Tax loss carry forward	2,766	1,775
Deferred income tax assets - current	$ 11,146	$ 7,011